Shareholder Report, Line Graph (Details) 197245_Pacer US Cash Cows Growth ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	May 02, 2019	Apr. 30, 2026
Pacer US Cash Cows Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Pacer US Cash Cows Growth ETF NAV
Accumulated Value	$ 18,897	$ 17,115	$ 14,586	$ 14,596	$ 14,891	$ 9,348	$ 10,000	$ 24,054
Pacer US Cash Cows Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Pacer US Cash Cows Growth Index
Accumulated Value	19,081	17,209	14,670	14,683	14,949	9,351	10,000	$ 24,442
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Accumulated Value	21,030	18,761	15,295	14,898	14,866	10,184	10,000	$ 27,561
S&P 900 Pure Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 900 Pure Growth Index
Accumulated Value	$ 16,557	$ 16,125	$ 13,122	$ 13,342	$ 15,227	$ 9,453	$ 10,000	$ 22,761